Note 3 - Balance Sheet Components (10K) (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Depreciation, Depletion and Amortization, Nonproduction	$ 56,284	$ 38,521
Other Liabilities		$ 2,000,000